FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK500 million senior unsecured bonds due 2014. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, HSH Nordbank AG, ABN AMRO Bank N.V., BNP Paribas, Bank of Scotland plc, NIBC Bank N.V., Scotiabank Europe Plc, DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds TSB Bank Plc, Commerzbank AG, The Royal Bank of Scotland plc, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks, majority of which have provided the Company with loans to which the swaps relate.
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	September 30, 2012	December 31, 2011
Designated derivative instruments - Assets:
Interest rate swaps	—	—
Cross currency interest rate swaps	730	—
Non-designated derivative instruments - Assets:
Interest rate swaps	—	—
Cross currency interest rate swaps	278	—
Swaptions	—	—
	1,008	—

(in thousands of $)	September 30, 2012	December 31, 2011
Designated derivative instruments - Liabilities:
Interest rate swaps	90,168	70,071
Cross currency interest rate swaps	—	2,012
Non-designated derivative instruments - Liabilities:
Interest rate swaps	1,522	1,445
Cross currency interest rate swaps	—	97
Swaptions	—	6,245
	91,690	79,870

Interest rate risk management
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At September 30, 2012, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all hedges against specific loans.

(in thousands of $)
Notional Principal as at September 30, 2012	Inception date	Maturity date	Fixed interest rate

326,316 (reducing to 122,632)	March 2010	March 2015	1.96% - 2.22%
174,848 (reducing to 153,804)	April 2006	May 2019	3.67% - 6.00%
84,500 (remaining at 69,713)	September 2007	September 2014	4.85%
40,040 (reducing to 24,794)	March 2008	August 2018	4.05% - 4.15%
46,841 (reducing to 23,394)	April 2011	December 2018	2.13% - 2.80%
46,601 (reducing to 22,114)	May 2011	January 2019	1.70% - 2.58%
100,000 (remaining at 100,000)	August 2011	August 2021	2.50% - 2.93%
13,800 (increasing to 39,100)	May 2012	May 2022	1.80% - 1.85%
9,200 (increasing to 40,633)	June 2012	August 2022	1.76% - 1.78%
84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

*    This swap relates to the NOK500 million senior unsecured bonds due 2014, and the 5.32% fixed interest rate paid is exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

As at September 30, 2012, the total notional principal amount subject to such swap agreements was $926.7 million (December 31, 2011: $1,070.7 million).
Foreign currency risk management
In September, 2010, the Company entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK500 million	$84.6	million	August 2010	April 2014

Apart from the NOK500 million senior unsecured bonds due 2014, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.
Fair Values
The carrying value and estimated fair value of the Company’s financial assets and liabilities at September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012	September 30, 2012	December 31, 2011	December 31, 2011
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Cash and cash equivalents	66,818	66,818	94,915	94,915
Available for sale securities	40,359	40,359	23,324	23,324
NOK500 million senior unsecured bonds due 2014	76,247	75,436	74,583	63,769
8.5% Senior Notes due 2013	274,209	274,552	274,209	264,269
3.75% unsecured convertible bonds due 2016	125,000	107,190	125,000	84,876
Derivatives:
Interest rate/ currency swap contracts - long-term receivables	1,008	1,008	—	—
Interest rate/ currency swap contracts - long-term payables	91,690	91,690	79,870	79,870

The above long-term receivables and payables relate to interest rate swap contracts at September 30, 2012 with most of the balance relating to designated hedging instruments. During the nine months ended September 30, 2012, certain non-designated options to extend interest rate swap agreements ("swaptions") were exercised by the counter parties and a gain of $6.2 million was recognized in the statement of operations. At September 30, 2012, the Company was not party to any swaption agreements. The payable balance at December 31, 2011 includes $6.2 million of non-designated swaptions with most of the remaining balance relating to designated hedges.
In accordance with the accounting policy relating to interest rate and currency swaps (see Note 1 “Derivatives – Interest rate and currency swaps”), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above fair values of financial assets and liabilities are measured as follows:

		Fair value measurements using
(in thousands of $)	September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	66,818	66,818
Available for sale securities	40,359	23,226		17,133
Interest rate/ currency swap contracts - long-term receivables	1,008	1,008
Total assets	108,185	91,052	—	17,133
Liabilities:
NOK500 million senior unsecured bonds due 2014	75,436	75,436
8.5% Senior Notes due 2013	274,552	274,552
3.75% unsecured convertible bonds due 2016	107,190	107,190
Interest rate swap contracts - long-term payables	91,690	91,690
Total liabilities	548,868	548,868	—	—

FASB ASC Topic 820 “Fair Value Measurement and Disclosures” emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).
Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.
The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value. Available for sale securities are recorded at fair value, being their market value as at September 30, 2012.
The carrying value of the Company’s investment in available securities at September 30, 2012, includes $17.1 million of second lien notes issued by Horizon Lines, as part of the termination compensation for the early termination of five bareboat charter agreements. The second lien notes have a face value of $43 million and will mature in October 2016. The notes are senior and secured debt, ranking on a second priority basis over the assets of Horizon Lines and earn interest at 13% per annum if paid in cash, 14% per annum if paid 50/50 in cash and newly issued notes and 15% per annum if paid in newly issued notes only.
The notes are not quoted in any active markets and the valuation was principally based on level 3 inputs. In estimating the market value of the notes, management considered factors including the liquidity of the notes, fair value of similar instruments, expected cash flows from interest and redemption and the impaired credit rating of the issuer. The estimated fair value of the notes at initial recognition in April 2012, was 40% of the face value of the notes, $16.0 million. Accrued interest of $2.8 million, receivable in newly issued notes is also recognised at 40% of the face value of the notes, $1.1 million.
Subsequent to initial recognition, there were no fair value changes in the period to September 30, 2012. The initial fair value of the notes ($16.0 million) was included in the determination of the gain on termination of the bareboat charters which is reported in the statement of operations under the heading, “gain on sale of assets and termination of charters”. The fair value of the accrued interest to be received in newly issued notes ($1.1 million) is reported in the statement of operations under the heading, “interest income- other”.

The estimated fair values for the 8.5% fixed rate Senior Notes, the floating rate NOK bonds and the 3.75% unsecured convertible bonds are based on the quoted market prices.
The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at September 30, 2012.
Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken (publ) AB NUF, ABN AMRO N.V., DNB Bank ASA and Nordea Bank ASA. However, the Company believes this risk is remote.
Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our operating revenues. In the nine months ended September 30, 2012, Frontline accounted for approximately 57% of our operating revenues (for the nine months ended September 30, 2011: 59%, for the year ended December 31, 2011: 56%). There is thus a concentration of revenue risk with Frontline.